UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                           (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 64.45%

Consumer Discretionary - 4.01%
	VF Corp.	3,050	$197,335
			197,335
Consumer Staples - 20.93%
	Constellation Brands, Inc.	1,050	150,030
	Kimberly-Clark Corp.	1,720	204,938
	McCormick & Co., Inc.	2,200	189,024
*	PURE Bioscience, Inc.	523,296	486,665
			1,030,657
Financials - 7.32%
*	Berkshire Hathaway, Inc.	1,355	181,692
	The GEO Group, Inc.	6,100	178,852
			360,544
Health Care - 9.46%
*	Advaxis, Inc.	21,900	264,333
*	HCA Holdings, Inc.	2,125	144,628
*	Ritter Pharmaceuticals, Inc.	26,000	56,677
			465,638
Information Technology - 22.73%
	Activision Blizzard, Inc.	6,200	233,492
*	Alphabet, Inc.	279	207,185
	Apple, Inc.	1,645	194,604
	Global Payments, Inc.	2,800	198,380
*	SilverSun Technologies, Inc.	22,551	67,653
*	Vantiv, Inc. - Class A	4,130	217,692
			1,119,006

	Total Common Stocks (Cost $2,681,793)		3,173,180

EXCHANGE-TRADED PRODUCT - 3.46%
	PowerShares Senior Loan Portfolio	7,500	170,175

	Total Exchange-Traded Product (Cost $170,175)		170,175

FOREIGN EQUITY - 0.00%
*	Phorm Corp. Ltd.	200	8

	Total Foreign Equity (Cost $39)		8

CLOSED-END FUNDS - 9.03%
	Nuveen Floating Rate Income Fund	23,500	234,765
	Nuveen Short Duration Credit Opportunities Fund	13,887	209,694

	Total Closed-End Funds (Cost $477,027)		444,459

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015
						Value (Note 1)

				Interest	Maturity
MUNICIPAL BOND - 0.02%			Principal	Rate	Date
	+	York County Industrial Development Authority	$15,000	0.000%	12/1/2035	$1,050

		Total Municipal Bond (Cost $14,043)				1,050

STRUCTURED NOTES - 8.76%

		Corporate Bond - 5.30%
		Morgan Stanley Fixed Income (c) - S&P 500
		Stock Index	300,000	11.000%	8/29/2034	261,000

		Convertible Bonds - 3.46%
	ə	Millenium Healthcare, Inc. (a)(b)	117,647	0.000%	8/1/2015	-
		Societe Generale SA (c) - 30 Year CMS
		Rate and 2 Year CMS Rate	200,000	10.000%	12/30/2033	170,140
						170,140

		Total Structured Notes (Cost $538,399)				431,140

				Strike	Exercise
WARRANTS - 0.99%			Shares	Price	Date
	*	Biondvax Pharmaceuticals Ltd. (a)(b)	20,000	$6.25	5/1/2019	18,900
	*	CryoPort, Inc. (a)(b)	15,600	5.12	7/24/2020	10,918
		CVSL, Inc. (a)(b)	33,300	3.75	3/4/2020	-
		Millennium Healthcare, Inc. (a)(b)	78,431	0.75	6/26/2019	-
		PURE Bioscience, Inc. (a)(b)	106,000	0.75	8/27/2019	19,080
		SilverSun Technologies, Inc. (a)(b)	11,765	5.30	3/9/2020	-

		Total Warrants (Cost $474)				48,898

SHORT-TERM INVESTMENT - 16.07%					Shares
	§	Fidelity Institutional Money Market Funds, 0.12%			791,128	791,128

		Total Short-Term Investment (Cost $791,128)				791,128

Total Value of Investments (Cost $4,684,188) - 102.78%						$5,060,038

Liabilities in Excess of Other Assets - (2.78)%						(136,731)

		Net Assets - 100%				$4,923,307

§		Represents 7 day effective yield +	Defaulted Bond
*		Non-income producing investment	The following acronym is used in this portfolio:
ə		Rule 144-A Security	CMS - Constant Maturity Swap Rate

						(Continued)

SCS Tactical Allocation Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015

(a)
Securities for which market quotations are not readily available.  The aggregate value of such securities is $48,898 or 0.99% of net assets, and they have been fair valued under procedures approved by the Fund's Board of Trustees.

(b)
Restricted securities.  The aggregate value of such securities is 0.99% of net assets, and they have been fair valued under procedures established by the Fund's Board of Trustees.  The shares of the Millennium Healthcare, Inc. bond ("Millennium") represent the total principal amount due to the Fund from the sale of the security on trade date July 7, 2015 at a value of $117,647.  The Fund has not received full payment as of November 30, 2015. Milllennium remains on the books with a value of $0 and a cost of $40,233, which is the remaining amount due to the Fund from the sale as of November 30, 2015.

(c)
Structured Notes.  There are several risks associated with the use of structured notes.  Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument.  A highly liquid secondary market may not exist for the structured notes in which the Fund invests, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them.  In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at the maturity of the obligation.  A Fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	4.01%	$197,335
	Consumer Staples	20.93%	1,030,657
	Financials	7.32%	360,544
	Health Care	9.46%	465,638
	Information Technology	22.73%	1,119,006
	Exchange-Traded Product	3.46%	170,175
	Foreign Equity	0.00%	8
	Closed-End Funds	9.03%	444,459
	Municipal Bond	0.02%	1,050
	Corporate Bond	5.30%	261,000
	Convertible Bonds	3.46%	170,140
	Warrants	0.99%	48,898
	Short-Term Investment	16.07%	791,128
	Liabilities in Excess of Other Assets	-2.78%	(136,731)
	Total	100.00%	$4,923,307

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$739,362
Aggregate gross unrealized depreciation				(363,512)

Net unrealized appreciation				$375,850

				(Continued)

SCS Tactical Allocation Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015

Note 1 - Investment Valuation

The SCS Tactical Allocation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

SCS Tactical Allocation Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of November 30, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$3,173,181	$3,173,181	$-	$-
Exchange-Traded Product	170,175	170,175	-	-
Foreign Equity	8	8	-	-
Closed-End Funds	444,459	444,459	-	-
Municipal Bond	1,050	-	1,050	-
Corporate Bond	261,000	-	261,000	-
Convertible Bond	170,140	-	170,140	-
Warrants	48,898	-	48,898	-
Short-Term Investment	791,128	-	791,128	-
Total	$5,060,038	$3,787,822	$1,272,216	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
/s/ Katherine M. Honey
Date: January 6, 2016	Katherine M. Honey President and Principal Executive Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: January 6, 2016	Katherine M. Honey President and Principal Executive Officer SCS Tactical Allocation Fund

/s/ Ashley E. Harris
Date: January 6, 2016	Ashley E. Harris Treasurer and Principal Financial Officer SCS Tactical Allocation Fund